Pioneer Variable Contracts Trust
Pioneer High Yield

VCT Portfolio
Class I and II Shares
Schedule of Investments  |  September 30, 2022

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/22 (unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 95.9%
	Senior Secured Floating Rate Loan Interests — 2.3% of Net Assets*(a)
	Airlines — 0.4%
96,977	LATAM Airlines Group SA, Tranche A Facility, 9.666% (Term SOFR + 750 bps), 10/14/22	$ 97,785
	Total Airlines	$97,785
	Auto Parts & Equipment — 0.6%
159,232	First Brands Group LLC, First Lien 2021 Term Loan, 8.368% (Term SOFR + 500 bps), 3/30/27	$ 153,410
	Total Auto Parts & Equipment	$153,410
	Medical-Hospitals — 0.1%
24,625	Surgery Center Holdings, Inc., 2021 New Term Loan, 6.51% (LIBOR + 375 bps), 8/31/26	$ 23,429
	Total Medical-Hospitals	$23,429
	Metal Processors & Fabrication — 0.4%
128,700	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 7.702% (LIBOR + 400 bps), 10/12/28	$ 115,186
	Total Metal Processors & Fabrication	$115,186
	Physical Practice Management — 0.5%
134,577	Team Health Holdings, Inc., Extended Term Loan, 8.284% (Term SOFR + 525 bps), 3/2/27	$ 115,568
	Total Physical Practice Management	$115,568
	Telecommunication Equipment — 0.3%
95,153	Commscope, Inc., Initial Term Loan, 6.365% (LIBOR + 325 bps), 4/6/26	$ 87,938
	Total Telecommunication Equipment	$87,938
	Total Senior Secured Floating Rate Loan Interests (Cost $621,562)	$593,316

Shares
	Common Stock — 0.2% of Net Assets
	Airlines — 0.2%
6,730(b)	Grupo Aeromexico SAB de CV	$ 58,145
	Total Airlines	$58,145
	Total Common Stock (Cost $110,000)	$58,145

Principal Amount USD ($)
	Commercial Mortgage-Backed Security—0.4% of Net Assets
100,000(a)	Med Trust, Series 2021-MDLN, Class G, 8.068% (1 Month USD LIBOR + 525 bps), 11/15/38 (144A)	$ 92,008
	Total Commercial Mortgage-Backed Security (Cost $100,000)	$92,008

	Convertible Corporate Bonds — 4.4% of Net Assets
	Airlines — 1.1%
92,000	Air Canada, 4.00%, 7/1/25	$ 96,462
219,000	Spirit Airlines, Inc., 1.00%, 5/15/26	186,478
	Total Airlines	$282,940
	Biotechnology — 0.5%
55,000	Insmed, Inc., 0.75%, 6/1/28	$ 49,858
81,000	Insmed, Inc., 1.75%, 1/15/25	78,418
	Total Biotechnology	$128,276

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Commercial Services — 0.0%†
935	Macquarie Infrastructure Holdings LLC, 2.00%, 10/1/23	$ 925
	Total Commercial Services	$925
	Energy-Alternate Sources — 0.4%
94,000(c)	Enphase Energy, Inc., 3/1/28	$ 111,578
	Total Energy-Alternate Sources	$111,578
	Entertainment — 0.7%
176,000(c)	DraftKings Holdings, Inc., 3/15/28	$ 113,597
99,000	IMAX Corp., 0.50%, 4/1/26	81,556
	Total Entertainment	$195,153
	Internet — 0.0%†
10,000	Perficient, Inc., 0.125%, 11/15/26 (144A)	$ 7,400
	Total Internet	$7,400
	Leisure Time — 0.1%
20,000	Royal Caribbean Cruises, Ltd., 6.00%, 8/15/25 (144A)	$ 21,070
	Total Leisure Time	$21,070
	Pharmaceuticals — 0.8%
130,000	Revance Therapeutics, Inc., 1.75%, 2/15/27	$ 141,050
136,000	Tricida, Inc., 3.50%, 5/15/27	72,828
	Total Pharmaceuticals	$213,878
	Software — 0.8%
82,000	Bentley Systems, Inc., 0.375%, 7/1/27	$ 61,787
60,000	Jamf Holding Corp., 0.125%, 9/1/26	48,630
105,000	Verint Systems, Inc., 0.25%, 4/15/26	87,098
	Total Software	$197,515
	Total Convertible Corporate Bonds (Cost $1,338,759)	$1,158,735

	Corporate Bonds — 85.3% of Net Assets
	Advertising — 2.7%
180,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 130,500
110,000	Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	83,050
70,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29 (144A)	54,985
60,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 6/15/25 (144A)	58,568
260,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	213,868
200,000	Summer BC Bidco B LLC, 5.50%, 10/31/26 (144A)	164,211
	Total Advertising	$705,182
	Aerospace & Defense — 1.1%
327,000	Bombardier, Inc., 7.125%, 6/15/26 (144A)	$ 299,915
	Total Aerospace & Defense	$299,915
	Airlines — 0.7%
35,000	Allegiant Travel Co., 7.25%, 8/15/27 (144A)	$ 32,988
35,000	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	28,391
70,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26 (144A)	65,742
55,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.75%, 4/20/29 (144A)	47,987
	Total Airlines	$175,108

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	Auto Manufacturers — 3.0%
55,000	Ford Motor Co., 6.10%, 8/19/32	$ 48,488
295,000	Ford Motor Credit Co. LLC, 4.00%, 11/13/30	230,100
300,000	Ford Motor Credit Co. LLC, 4.134%, 8/4/25	272,265
254,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	234,950
	Total Auto Manufacturers	$785,803
	Auto Parts & Equipment — 1.1%
331,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28 (144A)	$ 291,287
	Total Auto Parts & Equipment	$291,287
	Banks — 0.6%
15,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	$ 10,690
69,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	60,375
118,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	97,496
	Total Banks	$168,561
	Biotechnology — 0.7%
220,000	Grifols Escrow Issuer SA, 4.75%, 10/15/28 (144A)	$ 169,899
	Total Biotechnology	$169,899
	Building Materials — 2.3%
165,000	Builders FirstSource, Inc., 4.25%, 2/1/32 (144A)	$ 126,577
70,000	Builders FirstSource, Inc., 6.375%, 6/15/32 (144A)	62,177
255,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/29 (144A)	142,290
175,000	CP Atlas Buyer, Inc., 7.00%, 12/1/28 (144A)	130,361
79,000	Koppers, Inc., 6.00%, 2/15/25 (144A)	70,705
85,000	Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, 4/15/30 (144A)	71,189
	Total Building Materials	$603,299
	Chemicals — 1.8%
304,000	Mativ Holdings, Inc., 6.875%, 10/1/26 (144A)	$ 268,326
171,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29 (144A)	100,890
127,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	93,980
	Total Chemicals	$463,196
	Commercial Services — 5.0%
215,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	$ 176,726
140,000	Brink's Co., 5.50%, 7/15/25 (144A)	132,510
206,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	180,729
105,000	NESCO Holdings II, Inc., 5.50%, 4/15/29 (144A)	87,516
60,000	Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 7/15/29 (144A)	59,735
60,000	Nielsen Finance LLC/Nielsen Finance Co., 4.75%, 7/15/31 (144A)	58,823
155,000	PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (144A)	113,031
120,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	112,913
150,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	128,006
280,000	Sotheby's, 7.375%, 10/15/27 (144A)	257,177
	Total Commercial Services	$1,307,166
	Computers — 1.3%
195,000	Diebold Nixdorf, Inc., 8.50%, 4/15/24	$ 106,120
135,000	HP, Inc., 4.75%, 3/1/29 (144A)	135,719

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Computers — (continued)
90,000	NCR Corp., 5.00%, 10/1/28 (144A)	$ 70,810
45,000	NCR Corp., 5.25%, 10/1/30 (144A)	33,960
	Total Computers	$346,609
	Diversified Financial Services — 4.5%
165,765(d)	Avation Capital SA, 8.25% (9.00% PIK or 8.25% Cash), 10/31/26 (144A)	$ 131,639
145,000	Bread Financial Holdings, Inc., 4.75%, 12/15/24 (144A)	126,585
216,982(d)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK or 6.50% Cash), 9/15/24 (144A)	163,279
175,000	OneMain Finance Corp., 3.50%, 1/15/27	136,320
237,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	215,374
108,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	82,080
170,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	134,708
201,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 7.875%, 5/1/27 (144A)	180,699
	Total Diversified Financial Services	$1,170,684
	Electric — 2.8%
150,000	Calpine Corp., 5.125%, 3/15/28 (144A)	$ 128,830
105,000	Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	83,399
65,000	Clearway Energy Operating LLC, 3.75%, 1/15/32 (144A)	50,390
179,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29 (144A)	144,095
60,000	NRG Energy, Inc., 3.375%, 2/15/29 (144A)	48,578
166,000	NRG Energy, Inc., 3.625%, 2/15/31 (144A)	129,480
182,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	151,375
	Total Electric	$736,147
	Electrical Components & Equipments — 0.9%
112,000	Energizer Holdings, Inc., 4.75%, 6/15/28 (144A)	$ 88,736
55,000	Energizer Holdings, Inc., 6.50%, 12/31/27 (144A)	48,823
90,000	WESCO Distribution, Inc., 7.125%, 6/15/25 (144A)	90,050
	Total Electrical Components & Equipments	$227,609
	Electronics — 0.5%
175,000	Atkore, Inc., 4.25%, 6/1/31 (144A)	$ 139,947
	Total Electronics	$139,947
	Engineering & Construction — 2.3%
263,034	Artera Services LLC, 9.033%, 12/4/25 (144A)	$ 211,742
175,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26 (144A)	157,938
200,000	Promontoria Holding 264 BV, 7.875%, 3/1/27 (144A)	184,364
50,000	TopBuild Corp., 4.125%, 2/15/32 (144A)	38,075
	Total Engineering & Construction	$592,119
	Entertainment — 2.8%
145,000	Lions Gate Capital Holdings LLC, 5.50%, 4/15/29 (144A)	$ 108,025
200,000	Mohegan Gaming & Entertainment, 8.00%, 2/1/26 (144A)	166,926
42,000	Penn Entertainment, Inc., 4.125%, 7/1/29 (144A)	32,149
65,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.625%, 3/1/30 (144A)	52,104
100,000	Scientific Games International, Inc., 7.00%, 5/15/28 (144A)	94,285
100,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	93,071
220,000	SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29 (144A)	182,688
	Total Entertainment	$729,248

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	Environmental Control — 0.5%
55,000	GFL Environmental, Inc., 4.00%, 8/1/28 (144A)	$ 45,841
89,000	Tervita Corp., 11.00%, 12/1/25 (144A)	95,898
	Total Environmental Control	$141,739
	Food — 1.5%
200,000	FAGE International SA/FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)	$ 177,576
50,000	US Foods, Inc., 4.625%, 6/1/30 (144A)	41,375
205,000	US Foods, Inc., 4.75%, 2/15/29 (144A)	175,480
	Total Food	$394,431
	Forest Products & Paper — 1.6%
96,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$ 84,060
173,000	Mercer International, Inc., 5.125%, 2/1/29	137,860
218,000	Sylvamo Corp., 7.00%, 9/1/29 (144A)	186,035
	Total Forest Products & Paper	$407,955
	Healthcare-Services — 3.0%
65,000	Legacy LifePoint Health LLC, 6.75%, 4/15/25 (144A)	$ 61,504
75,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	52,291
150,000	Prime Healthcare Services, Inc., 7.25%, 11/1/25 (144A)	133,882
22,000	RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26 (144A)	19,686
57,000	Surgery Center Holdings, Inc., 6.75%, 7/1/25 (144A)	52,677
237,000	Surgery Center Holdings, Inc., 10.00%, 4/15/27 (144A)	230,480
60,000	Tenet Healthcare Corp., 6.125%, 6/15/30 (144A)	54,960
145,000	US Acute Care Solutions LLC, 6.375%, 3/1/26 (144A)	121,800
146,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	66,949
	Total Healthcare-Services	$794,229
	Home Builders — 0.6%
89,000	KB Home, 4.00%, 6/15/31	$ 65,393
125,000	M/I Homes, Inc., 3.95%, 2/15/30	91,327
	Total Home Builders	$156,720
	Household Products/Wares — 0.0%†
12,000	Spectrum Brands, Inc., 5.75%, 7/15/25	$ 11,340
	Total Household Products/Wares	$11,340
	Housewares — 1.3%
476,000	Scotts Miracle-Gro Co., 4.00%, 4/1/31	$ 335,104
	Total Housewares	$335,104
	Internet — 1.3%
155,000	Cogent Communications Group, Inc., 7.00%, 6/15/27 (144A)	$ 145,771
215,000	Twitter, Inc., 5.00%, 3/1/30 (144A)	206,036
	Total Internet	$351,807
	Iron & Steel — 2.2%
160,000	Carpenter Technology Corp., 7.625%, 3/15/30	$ 154,048
134,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26 (144A)	131,789
70,000	Mineral Resources, Ltd., 8.00%, 11/1/27 (144A)	67,338
75,000	Mineral Resources, Ltd., 8.50%, 5/1/30 (144A)	72,480
215,000	TMS International Corp., 6.25%, 4/15/29 (144A)	152,618
	Total Iron & Steel	$578,273

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Leisure Time — 2.0%
140,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	$ 106,504
65,000	NCL Corp., Ltd., 7.75%, 2/15/29 (144A)	49,056
80,000	Royal Caribbean Cruises, Ltd., 5.50%, 4/1/28 (144A)	56,051
30,000	Royal Caribbean Cruises, Ltd., 9.125%, 6/15/23 (144A)	30,525
43,000	Royal Caribbean Cruises, Ltd., 11.50%, 6/1/25 (144A)	45,688
120,000	Royal Caribbean Cruises, Ltd., 11.625%, 8/15/27 (144A)	109,202
69,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	59,725
80,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	62,200
	Total Leisure Time	$518,951
	Lodging — 0.8%
142,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29 (144A)	$ 114,608
90,000	Travel + Leisure Co., 6.625%, 7/31/26 (144A)	84,307
	Total Lodging	$198,915
	Media — 2.7%
269,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 198,729
243,000	CSC Holdings LLC, 5.00%, 11/15/31 (144A)	160,511
106,000	Gray Television, Inc., 5.875%, 7/15/26 (144A)	97,785
177,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	145,313
80,000	News Corp., 3.875%, 5/15/29 (144A)	67,909
30,000	News Corp., 5.125%, 2/15/32 (144A)	26,325
	Total Media	$696,572
	Metal Fabricate/Hardware — 0.2%
75,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	$ 56,250
	Total Metal Fabricate/Hardware	$56,250
	Mining — 1.3%
109,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 82,360
194,000	Eldorado Gold Corp., 6.25%, 9/1/29 (144A)	147,797
125,000	FMG Resources August 2006 Pty, Ltd., 6.125%, 4/15/32 (144A)	107,406
	Total Mining	$337,563
	Oil & Gas — 10.5%
151,000	Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26 (144A)	$ 145,917
150,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/29 (144A)	133,500
270,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	271,350
50,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30 (144A)	43,576
50,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32 (144A)	44,290
200,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	159,000
25,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	25,375
30,000	Nabors Industries, Inc., 7.375%, 5/15/27 (144A)	27,689
100,000	Nabors Industries, Ltd., 7.50%, 1/15/28 (144A)	81,630
219,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	203,312
177,000	Occidental Petroleum Corp., 4.40%, 4/15/46	145,475
230,000	Parkland Corp., 4.625%, 5/1/30 (144A)	186,455
34,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	30,019
105,000	Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	101,850
70,000	Southwestern Energy Co., 4.75%, 2/1/32	58,667
185,000	Southwestern Energy Co., 5.375%, 2/1/29	167,758

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	Oil & Gas — (continued)
310,000	Strathcona Resources, Ltd., 6.875%, 8/1/26 (144A)	$ 262,729
235,000	Tap Rock Resources LLC, 7.00%, 10/1/26 (144A)	214,831
202,531	Transocean Sentry, Ltd., 5.375%, 5/15/23 (144A)	196,455
200,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	169,000
69,000	Vermilion Energy, Inc., 6.875%, 5/1/30 (144A)	63,480
	Total Oil & Gas	$2,732,358
	Oil & Gas Services — 0.3%
89,000	Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 5/1/25	$ 90,112
	Total Oil & Gas Services	$90,112
	Packaging & Containers — 1.7%
220,000	OI European Group BV, 4.75%, 2/15/30 (144A)	$ 174,900
105,000	Sealed Air Corp., 5.00%, 4/15/29 (144A)	93,713
210,000	TriMas Corp., 4.125%, 4/15/29 (144A)	177,288
	Total Packaging & Containers	$445,901
	Pharmaceuticals — 2.5%
95,000	AdaptHealth LLC, 5.125%, 3/1/30 (144A)	$ 78,330
195,000	Owens & Minor, Inc., 6.625%, 4/1/30 (144A)	171,600
110,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	82,483
102,000	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	80,582
305,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	251,613
	Total Pharmaceuticals	$664,608
	Pipelines — 4.6%
146,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31 (144A)	$ 123,593
165,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	155,159
115,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	101,009
5,000	EnLink Midstream LLC, 5.375%, 6/1/29	4,575
80,000	EnLink Midstream LLC, 6.50%, 9/1/30 (144A)	78,120
40,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	28,034
116,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	88,241
201,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 1/15/27	176,377
200,000	Golar LNG, Ltd., 7.00%, 10/20/25 (144A)	189,800
273,000	Harvest Midstream I LP, 7.50%, 9/1/28 (144A)	255,162
	Total Pipelines	$1,200,070
	Real Estate — 0.6%
220,000	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.25%, 4/15/30 (144A)	$ 149,400
	Total Real Estate	$149,400
	REITs — 1.3%
200,000	HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26 (144A)	$ 160,500
36,000	Starwood Property Trust, Inc., 3.75%, 12/31/24 (144A)	32,625
100,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30 (144A)	63,530
140,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	93,829
	Total REITs	$350,484
	Retail — 2.7%
150,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$ 150,375
97,000	Asbury Automotive Group, Inc., 4.625%, 11/15/29 (144A)	77,539
60,000	Bath & Body Works, Inc., 6.625%, 10/1/30 (144A)	52,200

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Retail — (continued)
35,000	Gap, Inc., 3.625%, 10/1/29 (144A)	$ 22,750
35,000	Gap, Inc., 3.875%, 10/1/31 (144A)	22,250
270,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	209,079
93,000	Party City Holdings, Inc., 8.75%, 2/15/26 (144A)	53,940
35,000	SRS Distribution, Inc., 6.125%, 7/1/29 (144A)	28,109
91,000	Staples, Inc., 7.50%, 4/15/26 (144A)	76,404
	Total Retail	$692,646
	Software — 1.1%
270,000	Minerva Merger Sub, Inc., 6.50%, 2/15/30 (144A)	$ 213,454
150,000	Rackspace Technology Global, Inc., 5.375%, 12/1/28 (144A)	70,492
	Total Software	$283,946
	Telecommunications — 3.7%
260,000	Altice France SA, 5.125%, 7/15/29 (144A)	$ 194,249
115,000	CommScope, Inc., 4.75%, 9/1/29 (144A)	93,801
63,000	CommScope, Inc., 8.25%, 3/1/27 (144A)	52,054
200,000	GoTo Group, Inc., 5.50%, 9/1/27 (144A)	122,663
200,000	Level 3 Financing, Inc., 3.75%, 7/15/29 (144A)	146,500
80,000	Lumen Technologies, Inc., 4.00%, 2/15/27 (144A)	67,182
135,000	Maxar Technologies, Inc., 7.75%, 6/15/27 (144A)	126,881
185,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	153,298
	Total Telecommunications	$956,628
	Transportation — 2.9%
295,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 219,722
410,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	315,727
250,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	223,138
	Total Transportation	$758,587
	Trucking & Leasing — 0.3%
85,000	Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/27 (144A)	$ 83,114
	Total Trucking & Leasing	$83,114
	Total Corporate Bonds (Cost $26,627,289)	$22,299,482

Shares
	Rights/Warrants — 0.0%† of Net Assets
	Aerospace & Defense — 0.0%†
6,300(b)(e)+^	Avation Plc, 1/1/59	$ —
	Total Aerospace & Defense	$—
	Health Care Providers & Services — 0.0%†
80(b)(f)+^	Option Care Health, Inc., 6/30/25	$ 314
80(b)(f)+^	Option Care Health, Inc., 6/30/25	263
	Total Health Care Providers & Services	$577
	Rights/Warrants (Cost $—)	$577

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/22 (unaudited) (continued)
Face Amount USD ($)		Value
	Insurance-Linked Securities — 0.0%† of Net Assets#
	Reinsurance Sidecars — 0.0%†
	Multiperil – Worldwide — 0.0%†
25,723(b)(g)+	Lorenz Re 2019, 6/30/23	$ 49
	Total Reinsurance Sidecars	$49
	Total Insurance-Linked Securities (Cost $5,945)	$49

Shares
	SHORT TERM INVESTMENTS — 3.3% of Net Assets
	Open-End Fund — 3.3%
873,011(h)	Dreyfus Government Cash Management, Institutional Shares, 2.75%	$ 873,011
		$873,011
	TOTAL SHORT TERM INVESTMENTS (Cost $873,011)	$873,011
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 95.9% (Cost $29,676,566)	$25,075,323
		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
	Affiliated Issuer — 1.9%
	Closed-End Fund — 1.9% of Net Assets
61,212(i)	Pioneer ILS Interval Fund	$—	$—	$(612)	$ 503,165
	Total Closed-End Fund (Cost $646,050)				$503,165

	Total Investments in Affiliated Issuer — 1.9% (Cost $646,050)				$503,165
	OTHER ASSETS AND LIABILITIES — 2.2%				$574,009
	net assets — 100.0%				$26,152,497

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2022, the value of these securities amounted to $19,580,943, or 74.9% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at September 30, 2022.
(b)	Non-income producing security.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(e)	Avation Plc warrants are exercisable into 6,300 shares.
(f)	Option Care Health, Inc. warrants are exercisable into 160 shares.
(g)	Issued as preference shares.
(h)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2022.
(i)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Pioneer Asset Management, Inc., (the “Adviser”).

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

*	Senior secured ﬂoating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at September 30, 2022.
†	Amount rounds to less than 0.1%.
+	Security is valued using significant unobservable inputs (Level 3).
^	Security is valued using fair value methods (other than prices supplied by independent pricing services or broker dealers).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2019	7/10/2019	$ 5,945	$ 49
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
1	U.S. 5 Year Note (CBT)	12/30/22	$111,190	$107,508	$(3,682)
TOTAL FUTURES CONTRACTS			$111,190	$107,508	$(3,682)
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized (Depreciation)	Market Value
4,040,000	Markit CDX North America High Yield Index Series 38	Pay	5.00%	12/20/27	$175,103	$(13,211)	$161,892
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$175,103	$(13,211)	$161,892
TOTAL SWAP CONTRACTS					$175,103	$(13,211)	$161,892

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of September 30, 2022, in valuing the Portfolio's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$593,316	$—	$593,316
Common Stock	58,145	—	—	58,145
Commercial Mortgage-Backed Security	—	92,008	—	92,008
Convertible Corporate Bonds	—	1,158,735	—	1,158,735
Corporate Bonds	—	22,299,482	—	22,299,482
Rights/Warrants	—	—	577	577
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil – Worldwide	—	—	49	49
Open-End Fund	873,011	—	—	873,011
Affiliated Closed-End Fund	503,165	—	—	503,165
Total Investments in Securities	$1,434,321	$24,143,541	$626	$25,578,488

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/22 (unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(3,683)	$—	$—	$(3,683)
Swap contracts, at value	—	161,892	—	161,892
Total Other Financial Instruments	$(3,683)	$161,892	$—	$158,209
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Insurance- Linked Securities	Rights/ Warrants	Total
Balance as of 12/31/21	$844	$—	$844
Realized gain (loss)(1)	(9,548)	—	(9,548)
Changed in unrealized appreciation (depreciation)(2)	10,898	103	11,001
Accrued discounts/premiums	(2,145)	—	(2,145)
Purchases	—	—	—
Sales	—	—	—
Transfers in to Level 3*	—	474	474
Transfers out of Level 3*	—	—	—
Balance as of 9/30/22	$49	$577	$626
(1)	Realized gain (loss) on these securities is included in the realized gain (loss) from investments on the Statement of Operations.
(2)	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) from investments on the Statement of Operations.
*	Transfers are calculated on the beginning of period values. During the nine months ended September 30, 2022, securities with aggregate market value of $474 were transferred from Level 1 to Level 3 as there were no significant observable inputs available to determine its value. There were no other transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at September 30, 2022:	$1,405